Comstock Capital Value Fund

Schedule of Investments — January 31, 2020 (Unaudited)

Principal	Market
Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 100.0%
$ 5,944,000 U.S. Treasury Bills,
1.515% to 1.888%†,
03/05/20 to 04/30/20. . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 5,925,911

TOTAL INVESTMENTS — 100.0%

(Cost $5,925,070). . . . . . . . . . . . . . . . . . . . $ 5,925,911

†Represents annualized yields at dates of purchase.

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